Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Schedule of Operating Leases

The following component of lease cost are included in the Company’s consolidated statements of operations and comprehensive income (loss):

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025
	RMB	RMB	RMB
Operating lease cost	6,051,298	2,600,988	1,167,338
Short-term lease cost	198,306	429,324	72,725
Total lease cost	6,249,604	3,030,312	1,240,063

Supplemental disclosure related to operating leases were as follows:

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	4,648,690	2,360,943	1,363,825

	As of December 31, 2024	As of December 31, 2025
Weighted average remaining lease term of operating leases (years)	3.26	2.83
Weighted average discount rate of operating leases	6.24%	6.24%

Schedule of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31, 2025:

As of December 31,	2025
RMB
2026	1,274,602
2027	1,191,481
2028	602,087
Thereafter	—
Total lease payments	3,068,170
Less: imputed interest	(245,746)
Total lease liabilities	2,822,424
Less: current portion	(1,125,674)
Non-current lease liabilities	1,696,750